Financial Instruments - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Percentage change in interest rate on variable rate borrowings	1.00%
Effect of interest rate change in earnings before income taxes	$ 248,000	$ 146,000
Senior revolving credit facility authorized amount	60,000,000
Borrowings	$ 28,305,000	$ 18,575,000
Average foreign exchange rate	0.14
Canadian Dollars/USD Exchange Rate
Disclosure Of Financial Instruments [Line Items]
Change in exchange rate to foreign currencies		6.00%
Canadian Dollars/Euro Exchange Rate
Disclosure Of Financial Instruments [Line Items]
Change in exchange rate to foreign currencies	7.00%
Top of Range
Disclosure Of Financial Instruments [Line Items]
Standby letter of credit	$ 25,000,000
Line of Credit
Disclosure Of Financial Instruments [Line Items]
Borrowings Interest Rate Basis	Canadian or US bank prime rate plus 1.35%
Line of Credit | CIBC Prime Rate
Disclosure Of Financial Instruments [Line Items]
Percentage added to reference rate	1.35%
Secured bank loans received	$ 40,000,000
Secured Senior Revolving Credit Facility
Disclosure Of Financial Instruments [Line Items]
Borrowings	$ 24,950,000